Income Taxes	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income taxes
9.Income taxes
For the years ended June 30, 2024, and 2023, the Company did not record a provision for deferred income taxes due to a full valuation allowance against the deferred tax assets.
Significant components of the Company’s deferred tax assets and deferred tax liabilities are shown below:

	June 30, 2024 $	June 30, 2023 $
Deferred tax assets:
Non-capital losses carried forward	27,911	29,204
Stock-based compensation	1,149	982
Capital losses carried forward	—	18
Financing costs	—	326
Bonus - compensation	375	37
Scientific research and development	806	895
Scientific research and development – Investment Tax Credits (“ITC”)	685	769
Capitalized research and development expenses	604	265

	31,530	32,496
Deferred tax liabilities:
Scientific research and development – ITC	(114)	(127)
Fixed Assets	(71)	—

	31,345	32,369
Valuation allowance	(31,345)	(32,369)

Net future tax assets	—	—

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery. The Company’s effective income tax rate differs from the statutory income tax rate of 21% (2023 – 21%).
The differences arise from the following items:

	June 30, 2024 $	June 30, 2023 $
Tax recovery at statutory income tax rates	(1,747)	(3,076)
Permanent differences	389	(1,095)
Rate change	(17)	—
Effect of rate differentials between jurisdictions	(110)	(127)
Effect of foreign exchange rates	441	66
Scientific research and development – ITC	—	(61)
Adjustment to prior year’s provision versus statutory tax returns	2,075	(106)
Other	(7)	13
Change in valuation allowance	(1,024)	4,386

Current income tax expense	—	—

The Company does not have any current income tax expense for the year ended June 30, 2024, as there was a taxable loss for this period. The components of the Company’s loss before income taxes for the year ended June 30, 2024, were allocated as follows: $6,500 in the U.S. and $1,800 in Canada. As of June 30, 2024, the Company had combined U.S. and Canadian net operating loss (“NOL”) carryforwards of $109,300 (2023 – $109,300). The U.S. federal NOL carryforwards consist of $15,800 generated before July 1, 2018, which begin expiring on June 30, 2028, and $33,600 that can be carried forward indefinitely, but are subject to the annual 80% taxable income limitation. The Canadian NOL carryforwards of $59,900 begin expiring in 2030. In addition, the Company has non-refundable
Canadian federal investment tax credits of $421 (2023 - $470) that expire between 2031 and 2042 and non-refundable
British Columbia investment tax credits of $264 (2023 – $299) that expire between 2024 and 2032. The Company also has Canadian scientific research and development tax incentives of $3,100 (2023 – $3,300) that do not expire.
The Company files U.S. federal, state, and Canadian income tax returns with varying statutes of limitations. For U.S. federal income tax purposes, the tax years ending June 30, 2021, to June 30, 2023, remain open to federal examination and the state income tax years ending June 30, 2020 to June 30, 2023 remain open to state examination. Under Internal Revenue Code (“IRC”) section 7602(a), the IRS may redetermine NOLs generated in closed tax years if these NOLs are applied to an open tax year. For Canadian income tax purposes, the calendar tax years from
2020 to 2023
remain open to examination. The Company currently is not under examination by any tax authority.
IRC sections 382 and 383 place a limitation on the amount of taxable income that can be offset by NOL and credit carryforwards after a change in control (generally greater than 50% change in ownership within a three-year period) of a loss corporation. Generally, after a change in control, a loss corporation cannot deduct NOL and credit carryforwards in excess of the IRC section 382 and 383 limitations. The limitation in the federal and state NOL and research and development credit carryforwards do not impact the deferred tax assets but note that the deferred tax assets are offset by a full valuation allowance. The limitation can result in the expiration of the NOLs and research and development credit carryforwards available. The Company has performed an IRC section 382 and 383 analysis and determined there was an ownership change in 2013. The Company has not performed any IRC section 382 and 383 analyses since 2013. An assessed change in ownership subsequent to 2013 could limit future use of NOL and research and development credit carryforwards. The acquisition of Adgero Biopharmaceuticals Holdings, Inc. also triggers IRC section 382 on the pre-acquisition
NOLs. An analysis for IRC section 382 has not been performed at this time on the pre-acquisition
NOLs.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Income taxes
Note 8—Income taxes
The components of the provision for income taxes are as follows:
Tax expense (benefit):

	2023	2022
Current	$—	$—
Deferred	—	—

Total provision (benefit) for income taxes	$—	$—

As of December 31, 2023, and 2022, the Company had temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax bases, measured by enacted state and federal tax rates, as follows:

	$		$
	2023		2022
Book Income (Loss) - Pre-Tax		29,317,000		9,358,000
Statutory rate		$6,157,000		$1,967,000
State Tax Rate		1,274,000		407,000
Permanent and other items		(43,000)		42,000
R&D Credit		357,000		427,000
Change in valuation allowance		(7,745,000)		(2,843,000)

		$—		$—

The following is a reconciliation of tax computed at the statutory rates to the income tax provision recognized in the consolidated financial statements for the years ended December 31:

	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforward	$11,144,000	$9,539,000
Intangible assets	3,909,000	—
Section 174 R&D	3,506,000	1,745,000
Accrued expenses	359,000	286,000
Basis differences	(13,000)	26,000
Stock compensation expense	589,000	510,000
Research and development credit	1,808,000	1,451,000

Total deferred tax assets, net	21,302,000	13,557,000
Less valuation allowance	(21,302,000)	(13,557,000)

Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the levels of historical taxable income and projections of future taxable income over which the deferred tax assets are deductible, the Company believes that it is more likely than not that it will not be able to realize the benefits of some of these deductible differences.
At December 31, 2023, the Company has federal and state tax net operating loss carryforwards of approximately $43,968,000. Approximately $15,218,000 of the loss carryforwards will expire through 2037, unless previously utilized. The remaining $28,750,000 of loss carryforwards do not expire. Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the IRC, and similar state provisions. The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the IRC has occurred, but believes it to be likely. The effect of an ownership change would be the imposition of an annual limitation on the use of the loss carryforwards.